SUBSEQUENT EVENTS	6 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
On January 7, 2021, the Company entered into an Agreement and Plan of Merger (as amended on March 16, 2021, the “Merger Agreement”) with Plutus Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”), and Social Finance, Inc., a Delaware corporation (“SoFi”).
The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “SoFi Business Combination”): (i) prior to the closing of the transactions contemplated by the Merger Agreement (the “Closing”), the Company will domesticate as a Delaware corporation in accordance with Section 388 of the Delaware General Corporation Law, as amended (the “DGCL”), and the Cayman Islands Companies Law (2020 Revision) (the “Domestication”), (ii) at the Closing, upon the terms and subject to the conditions of the Merger Agreement, in accordance with the DGCL, Merger Sub will merge with and into SoFi, with SoFi continuing as the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”), (iii) upon consummation of the Merger, and subject to the adjustments provided in the Merger Agreement, all of the common stock and preferred stock of SoFi, excluding the Company Redeemable Preferred Stock (as defined in the Merger Agreement), which will convert into Acquiror Series 1 Preferred Stock (as defined in the Merger Agreement), will be converted into the right to receive an aggregate number of shares of common stock, par value $0.0001 per share, of the Company (after the Domestication) (“SCH Common Stock”) equal to the quotient obtained by dividing (x) $6,569,840,376 by (y) $10.00 and (iv) upon the consummation of the Merger, the Company will be renamed “SoFi Technologies, Inc.” The Closing is subject to the satisfaction or waiver of certain closing conditions contained in the Merger Agreement, including the approval of the Company’s shareholders.
On January 7, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (collectively, the "PIPE Investors") pursuant to which, on the terms and subject to the conditions therein, the PIPE Investors have collectively subscribed for 122.5 million shares of SCH Common Stock for an aggregate purchase price equal to $1,225.0 million (the “PIPE Investment”), a portion of which is expected to be funded by one or more affiliates of the Sponsor. The PIPE Investment will be consummated substantially concurrently with the Closing, subject to the terms and conditions contemplated by the Subscription Agreements.
On March 16, 2021, (i) the Company, SoFi and Merger Sub entered into the First Amendment to Agreement and Plan of Merger which amends the Merger Agreement and (ii) the Company, the Sponsor and SoFi entered into the First Amendment to Sponsor Support Agreement to reflect that the securities of the combined company are expected to trade on The Nasdaq Stock Market LLC instead of the New York Stock Exchange following the consummation of the SoFi Business Combination. In addition, SoFi, the Company and the applicable shareholders of SoFi have agreed to make conforming changes to the form of shareholders’ agreement contemplated by the Merger Agreement to be entered into at the closing of the Business Combination.
The consummation of the proposed SoFi Business Combination is subject to certain conditions as further described in the Merger Agreement.
In connection with the proposed SoFi Business Combination, certain purported shareholders of the Company have filed lawsuits, including those described below, and other shareholders have threatened to file lawsuits alleging breaches of fiduciary duty and violations of the disclosure requirements of the Exchange Act. The Company believes that these allegations are without merit. These cases are in the early stages and the Company is unable to reasonably determine the outcome or estimate any potential losses, and, as such, has not recorded a loss contingency.
On January 28, 2021, Tim Holtom (“Holtom”), a purported shareholder of the Company, filed a lawsuit in the Supreme Court of the State of New York, County of New York, captioned Tim Holtom v. Social Capital Hedosophia Holdings Corp. V, et al., case number 650647/2021, against the Company and the members of its board of directors (the “Holtom Complaint”). The Holtom Complaint asserts a breach of fiduciary duty claim against the individual defendants and an aiding and abetting claim against the Company. The Holtom Complaint alleges, among other things, that (i) the merger consideration is unfair, and (ii) the registration statement on Form S-4 filed with the SEC on January 11, 2021 regarding the proposed transaction involving SoFi (the “Registration Statement”) is materially misleading and incomplete. The Holtom Complaint seeks, among other things, to enjoin the proposed Business Combination, rescind the transaction or award rescissory damages to the extent it is consummated, and an award of attorneys’ fees and expenses.
On January 29, 2021, Ryan Heitt (“Heitt”), a purported shareholder of the Company, filed a lawsuit in the Supreme Court of the State of New York, County of New York, captioned Ryan Heitt v. Social Capital Hedosophia Holdings Corp. V, et al., case number 650685/2021 against the members of its board of directors, Merger Sub and SoFi (the “Heitt Complaint”). The Heitt Complaint asserts a breach of fiduciary duty claim against the individual defendants and an aiding and abetting claim against the Company, Merger Sub and SoFi. The Heitt Complaint alleges, among other things, that the Registration Statement is materially misleading and incomplete. The Heitt Complaint seeks, among other things, to enjoin the proposed Business Combination, rescind the transaction or award rescissory damages to the extent it is consummated, and an award of attorneys’ fees and expenses.
On February 3, 2021, counsel to Holtom and Heitt sent a joint letter to the Company's counsel (the “Joint Demand”), alleging that they “have identified several disclosure deficiencies” in the Registration Statement, and demanding that the Company issue corrective disclosures with regard to certain enumerated items. The Joint Demand asserts that a failure to issue the requested disclosures will expose the Company and its board of directors to liability.
The parties resolved the allegations made by Holtom and Heitt and discontinuances of the lawsuits commenced by Holtom and Heitt are expected to be filed shortly.
On February 15, 2021, Brian Levy, a purported shareholder of the Company, filed a lawsuit in the Supreme Court of the State of New York, County of Nassau, captioned Brian Levy v. Jennifer Dulski, et al., case number 601778/2021, against the members of the Company’s board of directors, SoFi, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC and Goldman Sachs & Co. LLC (the “Levy Complaint”). The lawsuit was filed by Levy individually, and derivatively on behalf of nominal defendant the Company. The Levy Complaint alleges, among other things, that (i) the merger consideration is unfair, and (ii) the Registration Statement is materially misleading and incomplete. The Levy Complaint asserts: (i) a derivative claim for breach of fiduciary duty against the individual defendants; (ii) a derivative claim for causing the Company to fail to disclose material information against the individual defendants; (iii) a derivative claim for aiding and abetting the breaches of fiduciary duties against SoFi, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC and Goldman Sachs & Co. LLC; (iv) an individual claim for negligent misrepresentation and concealment against all defendants; and (v) an individual claim for fraudulent misrepresentation and concealment against all defendants. The Levy Complaint seeks, among other things, to enjoin the proposed Business Combination, an award of compensatory and/or recessionary damages, and an award of attorneys' fees and expenses.
The parties resolved the allegations made by Levy, and a Stipulation and Order dismissing the lawsuit filed by Levy was signed by the Court on April 19, 2021.
On January 11, 2021 the Company issued a promissory note with the Sponsor for an aggregate amount of up to $2,500,000 (the “Promissory Note”). The Promissory Note is non-interest bearing and is due and payable in full on the earlier of (i) October 14, 2022 and (ii) the effective date of a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination, involving the maker and one or more businesses. As of the date of these financial statements, the Company has drawn $1,415,000 under this Promissory Note.